Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of changes in property, plant and equipment

	31st December 2022	Additions	Write-offs	Transfers	Addition by merger	31st December 2023

Total cost of property, plant and equipment, gross	54,530,017	5,533,945	(1,091,780)	-	11,371,149	70,343,331
Commutation/transmission equipment	28,749,731	16,663	(157,744)	3,138,109	6,527,485	38,274,244
Fiber optic cables	783,396	-	-	3,366	-	786,762
Leased handsets	2,956,156	-	(16,853)	222,749	920,690	4,082,742
Infrastructure	6,921,727	19,423	(43,030)	266,915	572,350	7,737,385
Informatics assets	1,780,652	-	(5,020)	28,150	-	1,803,782
General use assets	957,396	-	(857)	38,560	9,202	1,004,301
Right of use assets	11,493,062	2,005,441	(866,747)	-	3,341,422	15,973,178
Land	39,802	-	(1,214)	-	-	38,588
Construction in progress	848,095	3,492,418	(315)	(3,697,849)	-	642,349

Total accumulated depreciation	(34,754,757)	(5,089,736)	202,027	-	(8,289,050)	(47,931,516)
Commutation/transmission equipment	(20,101,222)	(2,376,419)	151,861	-	(6,088,197)	(28,413,977)
Fiber optic cables	(583,854)	(61,124)	-	-	-	(644,978)
Leased handsets	(2,677,840)	(173,764)	11,274	-	(920,672)	(3,761,002)
Infrastructure	(4,404,860)	(367,017)	33,383	-	(587,153)	(5,325,647)
Informatics assets	(1,675,605)	(45,208)	4,995	-	-	(1,715,818)
General use assets	(698,448)	(49,888)	514	-	(7,706)	(755,528)
Right of use assets	(4,612,928)	(2,016,316)	-	-	(685,322)	(7,314,566)
Total property, plant and equipment, net	19,775,260	444,209	(889,753)	-	3,082,099	22,411,815
Commutation/transmission equipment	8,648,509	(2,359,756)	(5,883)	3,138,109	439,288	9,860,267
Fiber optic cables	199,542	(61,124)	-	3,366	-	141,784
Leased handsets	278,316	(173,764)	(5,579)	222,749	18	321,740
Infrastructure	2,516,867	(347,594)	(9,647)	266,915	(14,803)	2,411,738
Informatics assets	105,047	(45,208)	(25)	28,150	-	87,964
General use assets	258,948	(49,888)	(343)	38,560	1,496	248,773
Right of use assets	6,880,134	(10,875)	(866,747)	-	2,656,100	8,658,612
Land	39,802	-	(1,214)	-	-	38,588
Construction in progress	848,095	3,492,418	(315)	(3,697,849)	-	642,348

	31st December 2021	Additions / depreciation	Write-offs	Transfers	Acquisitions of subsidiary (Note 1.2)	31st December 2022

Total cost of property, plant and equipment, gross	49,159,678	5,805,705	(737,939)	-	11,302,035	65,529,479
Commutation/transmission equipment	25,854,454	(4,788)	(129,957)	3,028,504	6,313,024	35,061,237
Fiber optic cables	778,512	-	-	4,884	-	783,396
Leased handsets	2,806,454	752	(17,149)	166,099	920,690	3,876,846
Infrastructure	6,443,285	-	(16,296)	493,409	789,657	7,710,055
Informatics assets	1,756,340	-	(342,843)	31,032	336,161	1,780,690
General use assets	916,845	-	(4,840)	41,503	13,054	966,562
Right of use assets	9,779,327	1,979,473	(225,446)	-	2,929,449	14,462,803
Land	40,794	-	(992)	-	-	39,802
Construction in progress	783,667	3,830,268	(416)	(3,765,431)	-	848,088

Total accumulated depreciation	(30,851,278)	(4,764,239)	530,748	-	(7,783,558)	(42,868,327)
Commutation/transmission equipment	(18,187,994)	(2,234,345)	129,196	-	(5,941,968)	(26,235,111)
Fiber optic cables	(522,205)	(61,649)	-	-	-	(583,854)
Leased handsets	(2,534,691)	(155,902)	11,694	-	(919,560)	(3,598,459)
Infrastructure	(4,043,155)	(390,832)	15,654	-	(573,680)	(4,992,013)
Informatics assets	(1,629,730)	(78,418)	369,807	-	(337,265)	(1,675,606)
General use assets	(649,229)	(50,097)	4,397	-	(11,085)	(706,014)
Right of use assets	(3,284,274)	(1,792,996)	-	-	-	(5,077,270)
Total property, plant and equipment, net	18,308,400	1,041,466	(207,191)	-	3,518,477	22,661,152
Commutation/transmission equipment	7,666,460	(2,239,133)	(761)	3,028,504	371,056	8,826,126
Fiber optic cables	256,307	(61,649)	-	4,884	-	199,542
Leased handsets	271,763	(155,150)	(5,455)	166,099	1,130	278,387
Infrastructure	2,400,130	(390,832)	(642)	493,409	215,977	2,718,042
Informatics assets	126,610	(78,418)	26,964	31,032	(1,104)	105,084
General use assets	267,616	(50,097)	(443)	41,503	1,969	260,548
Right of use assets	6,495,053	186,477	(225,446)	-	2,929,449	9,385,533
Land	40,794	-	(992)	-	-	39,802
Construction in progress	783,667	3,830,268	(416)	(3,765,431)	-	848,088

Schedule of right of use in lease

Right-of-use in lease	Network infrastructure	Stores & kiosks and real estate	Land (Network)	Fiber	Total
Balances at December 31, 2022	3,637,960	639,210	1,596,882	1,006,082	6,880,134
Additions by merger	1,478,836	-	1,177,264	-	2,656,100
Additions	980,056	368,426	374,473	282,486	2,005,441
Remeasurement	(491,236)	(37,346)	(338,165)	-	(866,747)
Depreciation	(928,467)	(136,899)	(458,747)	(492,203)	(2,016,316)
Balances at December 31, 2023	4,677,149	833,391	2,351,707	796,365	8,658,612
Annual depreciation rates	12.21%	11.72%	12.54%	8.33%

Right-of-use in lease	Network infrastructure	Stores & kiosks and real estate	Land (Network)	Fiber	Total
Balances at December 31, 2021	3,048,509	541,312	1,504,233	1,400,999	6,495,053
Opening balance	2,143,142	-	786,307	-	2,929,449
Additions	1,087,005	243,162	560,755	88,551	1,979,473
Remeasurement	(122,757)	(14,715)	(83,210)	(4,764)	(225,446)
Depreciation	(809,450)	(130,549)	(374,293)	(478,704)	(1,792,996)
Balances at December 31, 2022	5,346,449	639,210	2,393,792	1,006,082	9,385,533

Annual depreciation rates	12.25%	11.25%	12.12%	7.41%

Schedule of depreciation rates

Commutation/transmission equipment	6.67−20
Fiber optic cables	10
Leased handsets	14.28−50
Infrastructure	04−20
Informatics assets	10–20
General use assets	10–20
Right of use assets	10–20